UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-08518

Gabelli Gold Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Gold Fund, Inc.

Semiannual Report — June 30, 2021

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Christopher Mancini
Portfolio Manager	Co-Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return per Class AAA Share of the Gabelli Gold Fund, Inc. was (6.1)% compared with a total return of (1.3)% for the Philadelphia Gold & Silver (XAU) Index and (10.1)% for NYSE Arca Gold BUGS Index (HUI). Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (7/11/94)
Class AAA (GOLDX)	(6.12)%	(6.02)%	3.66%	(1.86)%	2.48%	5.29%
Philadelphia Gold & Silver Index (XAU) (b)	(1.30)	10.67	8.59	(2.35)	1.00	2.05
NYSE Arca Gold Miners Index (GDM) (b)	(5.39)	(5.91)	5.49	(3.37)	0.37	2.37
NYSE Arca Gold BUGS Index (HUI) (b)	(10.05)	(8.11)	2.61	(5.37)	(5.37)	2.99
Lipper Precious Metals Fund Classification (b)	(5.65)	2.41	4.53	(3.71)	1.56	4.16
S&P 500 Index (SPX) (b)	15.25	40.79	17.65	14.84	10.73	10.86
Class A (GLDAX)	(6.11)	(6.02)	3.67	(1.83)	2.51	5.31
With sales charge (c)	(11.51)	(11.43)	2.45	(2.41)	2.10	5.08
Class C (GLDCX)	(6.48)	(6.69)	2.90	(2.58)	1.72	4.76
With contingent deferred sales charge (d)	(7.48)	(7.69)	2.90	(2.58)	1.72	4.76
Class I (GLDIX)	(6.01)	(5.80)	3.93	(1.61)	2.72	5.43

(a)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 23, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver. The NYSE Arca Gold BUGS Index is a modified equal-dollar weighted index of companies involved in major gold mining. It was designed to give investors significant exposure to near term movements in gold prices by including companies that do not hedge their gold production beyond 1.5 years. The Lipper Precious Metals Fund Classification reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. There are no data available for the NYSE Arca Gold BUGS Index prior to December 16, 1994.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated April 30, 2021, the expense ratios for Class AAA, A, C, and I Shares are 1.48%, 1.48%, 2.23%, and 1.23%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75%, and 1.00%, respectively.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investing in gold is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Gabelli Gold Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Gold Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$938.80	1.49%	$7.16
Class A	$1,000.00	$938.90	1.49%	$7.16
Class C	$1,000.00	$935.20	2.24%	$10.75
Class I	$1,000.00	$939.90	1.24%	$5.96
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.41	1.49%	$7.45
Class A	$1,000.00	$1,017.41	1.49%	$7.45
Class C	$1,000.00	$1,013.69	2.24%	$11.18
Class I	$1,000.00	$1,018.65	1.24%	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of June 30, 2021:

Gabelli Gold Fund, Inc.

North America	74.0%	Other Assets and Liabilities (Net)	(0.1)%
Asia/Pacific Rim	14.3%		100.0%
Europe	8.9%
South Africa	2.9%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Gold Fund, Inc.
Schedule of Investments — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.8%
	Metals and Mining — 98.8%
	Asia/Pacific Rim — 14.3%
2,650,000	Evolution Mining Ltd.	$7,567,789	$8,943,154
2,400,000	Gold Road Resources Ltd.	1,544,072	2,267,849
667,079	Newcrest Mining Ltd.	11,056,909	12,646,975
2,214,126	Northern Star Resources Ltd.	3,250,220	16,239,531
7,500,000	Pantoro Ltd.†	1,032,450	1,124,925
3,745,000	Perseus Mining Ltd., Australia†	975,234	4,100,502
4,450,000	Perseus Mining Ltd., Toronto†	3,579,845	4,989,916
17,736,651	RTG Mining Inc., CDI†	1,463,894	2,327,780
2,806,756	Westgold Resources Ltd.†	3,578,588	3,957,262
		34,049,001	56,597,894
	Europe — 8.9%
549,000	Centamin plc	985,935	768,545
1,803,054	Condor Gold plc†	1,278,086	1,122,374
1,001,960	Endeavour Mining plc	13,676,739	21,516,759
520,500	Fresnillo plc	4,239,180	5,555,579
2,072,709	Hochschild Mining plc	4,408,447	4,398,252
8,006,564	Shanta Gold Ltd.	1,723,033	1,788,690
		26,311,420	35,150,199
	North America — 72.7%
327,432	Agnico Eagle Mines Ltd.	5,373,187	19,793,264
1,027,675	Alamos Gold Inc., Cl. A, New York	5,754,547	7,861,714
775,250	Alamos Gold Inc., Cl. A, Toronto	3,161,735	5,922,570
600,000	Artemis Gold Inc.†	2,892,468	2,841,239
599,650	B2Gold Corp.	1,709,045	2,515,473
1,313,275	Barrick Gold Corp.	1,588,141	27,158,527
2,350,000	Belo Sun Mining Corp.†	1,407,395	1,175,379
107,700	Contango ORE Inc.†	2,135,622	2,279,470
150,000	Corvus Gold Inc.†	430,978	412,633
600,000	Dundee Precious Metals Inc.	3,220,306	3,635,044
550,000	Eldorado Gold Corp.†	5,684,790	5,472,500
50,000	Equinox Gold Corp., New York†	565,705	347,500
370,000	Equinox Gold Corp., Toronto†	3,366,637	2,569,942
189,700	Franco-Nevada Corp.(a)	5,395,745	27,529,149
1,290,000	IAMGOLD Corp.†	4,729,293	3,805,500
1,325,000	K92 Mining Inc.†	3,078,390	9,577,283
400,000	Karora Resources Inc.†	1,313,059	1,287,512
1,675,000	Kinross Gold Corp.	12,588,318	10,636,250
327,239	Kirkland Lake Gold Ltd.	8,586,120	12,610,687
867,000	Lion One Metals Ltd.†	1,290,582	832,309
525,000	Lundin Gold Inc.†	4,690,216	4,408,882
			Market
Shares		Cost	Value
95,533	MAG Silver Corp.†	$1,000,231	$1,998,550
85,000	MAG Silver Corp., Toronto†	676,220	1,777,347
1,500,000	Marathon Gold Corp.†	2,807,740	3,896,418
1,000,000	Moneta Porcupine Mines Inc.†	273,042	294,450
541,917	Newmont Corp.	20,948,177	34,346,699
2,270,850	OceanaGold Corp.†	5,351,630	4,305,016
260,000	Osisko Development Corp.†	1,482,372	1,468,216
516,860	Osisko Gold Royalties Ltd.	6,263,623	7,084,101
1,090,000	Osisko Mining Inc.†	3,085,949	2,717,086
135,000	Pan American Silver Corp.	2,603,911	3,856,950
320,000	Perpetua Resources Corp.†	1,361,751	2,343,982
570,000	Pretium Resources Inc.†	5,262,466	5,449,200
350,000	Probe Metals Inc.†	497,371	474,347
450,000	SilverCrest Metals Inc.†	2,776,515	3,928,500
235,000	SSR Mining Inc., New York	4,156,205	3,663,650
137,955	SSR Mining Inc., Toronto	871,807	2,154,573
1,630,000	Troilus Gold Corp.†	1,510,235	1,183,446
440,833	Victoria Gold Corp.†	3,099,438	6,561,285
2,341,000	Wesdome Gold Mines Ltd.†	2,935,552	22,208,906
1,250,000	Western Copper & Gold Corp.†	1,385,124	2,480,639
525,000	Wheaton Precious Metals Corp.	10,757,924	23,136,750
		158,069,562	288,002,938
	South Africa — 2.9%
1,130,000	Gold Fields Ltd., ADR	12,788,937	10,057,000
200,000	Harmony Gold Mining Co. Ltd.	300,271	738,935
250,000	Harmony Gold Mining Co. Ltd., ADR	1,163,230	932,500
		14,252,438	11,728,435
	TOTAL COMMON STOCKS	232,682,421	391,479,466

	WARRANTS — 0.1%
	Metals and Mining — 0.1%
	North America — 0.1%
125,000	Hycroft Mining Holding Corp., expire 10/06/25†	1,250	105,000
321,000	Lion One Metals Ltd., expire 08/21/21†	0	12,948
112,500	Lion One Metals Ltd., expire 08/21/21†	0	0
125,000	Maverix Metals Inc., expire 12/23/21†	199,677	525,234
130,000	Osisko Development Corp., expire 04/29/22†	0	11
190,000	Troilus Gold Corp., expire 06/30/23†	16	0
	TOTAL WARRANTS	200,943	643,193

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 1.2%
$4,638,000	U.S. Treasury Bills, 0.010% to 0.045%††, 09/09/21 to 09/23/21	$4,637,814	$4,637,611

	TOTAL INVESTMENTS — 100.1%	$237,521,178	396,760,270
	Other Assets and Liabilities (Net) — (0.1)%		(410,858)
	NET ASSETS — 100.0%		$396,349,412

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CDI	CHESS (Australia) Depository Interest

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $237,521,178)	$396,760,270
Foreign currency, at value (cost $50,461)	50,437
Cash	133,841
Receivable for Fund shares sold	1,647,439
Dividends receivable	85,174
Prepaid expenses	62,142
Total Assets	398,739,303
Liabilities:
Payable for investments purchased	643,465
Payable for Fund shares redeemed	1,096,086
Payable for investment advisory fees	347,001
Payable for distribution fees	55,212
Payable for accounting fees	3,750
Other accrued expenses	244,377
Total Liabilities	2,389,891
Net Assets
(applicable to 20,237,100 shares outstanding)	$396,349,412
Net Assets Consist of:
Paid-in capital	$319,900,648
Total distributable earnings	76,448,764
Net Assets	$396,349,412
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($150,907,248 ÷ 7,750,747 shares outstanding; 375,000,000 shares authorized)	$19.47
Class A:
Net Asset Value and redemption price per share ($21,776,997 ÷ 1,116,469 shares outstanding; 250,000,000 shares authorized)	$19.51
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$20.70
Class C:
Net Asset Value and offering price per share ($18,870,165 ÷ 1,062,771 shares outstanding; 125,000,000 shares authorized)	$17.76	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($204,795,002 ÷ 10,307,113 shares outstanding; 125,000,000 shares authorized)	$19.87
Statement of Operations
For the Year Ended June 30, 2021
Investment Income:
Dividends (net of foreign withholding taxes of $248,800)	$3,031,549
Interest	256
Total Investment Income	3,031,805
Expenses:
Investment advisory fees	2,063,058
Distribution fees - Class AAA	194,027
Distribution fees - Class A	27,221
Distribution fees - Class C	101,109
Shareholder services fees	169,315
Custodian fees	57,242
Shareholder communications expenses	56,532
Directors’ fees	54,052
Registration expenses.	45,914
Legal and audit fees	34,748
Accounting fees	22,500
Interest expense	14,566
Miscellaneous expenses	30,797
Total Expenses	2,871,081
Net Investment Income	160,724
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	12,537,905
Net realized loss on foreign currency transactions	(18,524)
Net realized gain on investments and foreign currency transactions	12,519,381
Net change in unrealized appreciation/depreciation:
on investments	(42,798,308)
on foreign currency translations	2,910
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(42,795,398)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(30,276,017)
Net Decrease in Net Assets Resulting from Operations	$(30,115,293)

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Operations:
Net investment income/(loss)	$160,724	$(1,987,477)
Net realized gain/(loss) on investments and foreign currency transactions	12,519,381	(1,122,053)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(42,795,398)	80,743,370
Net Increase/(Decrease) in Net Assets Resulting from Operations	(30,115,293)	77,633,840
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(2,808,227)
Class A	—	(392,388)
Class C	—	(277,227)
Class I	—	(4,565,674)
Total Distributions to Shareholders	—	(8,043,516)

Capital Share Transactions:
Class AAA	(6,370,340)	(3,927,451)
Class A	313,191	4,116,134
Class C	(1,535,936)	5,862,162
Class I	(21,736,478)	72,923,907
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(29,329,563)	78,974,752
Redemption Fees	7,607	62,569
Net Increase/(Decrease) in Net Assets	(59,437,249)	148,627,645
Net Assets:
Beginning of year	455,786,661	307,159,016
End of period	$396,349,412	$455,786,661

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions					Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2021(d)	$20.74	$(0.00	)(b)	$(1.27)	$(1.27)	$—	$—	$0.00	$19.47	(6.1)%	$150,907	(0.01	)%(e)	1.49	%(e)	5%
2020	16.70	(0.12)		4.51	4.39	(0.35)	(0.35)	0.00	20.74	26.3	167,770	(0.59)		1.48		9
2019	11.70	(0.05)		5.19	5.14	(0.14)	(0.14)	0.00	16.70	43.9	140,325	(0.38)		1.55		16
2018	13.78	(0.05)		(1.99)	(2.04)	(0.04)	(0.04)	0.00	11.70	(14.8)	111,950	(0.44)		1.56		6
2017	13.04	(0.10)		0.91	0.81	(0.07)	(0.07)	0.00	13.78	6.2	154,640	(0.69)		1.52	(f)	13
2016	8.69	(0.03)		4.66	4.63	(0.28)	(0.28)	0.00	13.04	53.5	160,659	(0.23)		1.51	(f)	14
Class A
2021(d)	$20.78	$(0.00	)(b)	$(1.27)	$(1.27)	$—	$—	$0.00	$19.51	(6.1)%	$21,777	(0.01	)%(e)	1.49	%(e)	5%
2020	16.73	(0.12)		4.53	4.41	(0.36)	(0.36)	0.00	20.78	26.4	23,065	(0.58)		1.48		9
2019	11.72	(0.04)		5.18	5.14	(0.13)	(0.13)	0.00	16.73	43.9	16,546	(0.31)		1.55		16
2018	13.80	(0.05)		(1.99)	(2.04)	(0.04)	(0.04)	0.00	11.72	(14.8)	17,840	(0.44)		1.56		6
2017	13.07	(0.11)		0.92	0.81	(0.08)	(0.08)	0.00	13.80	6.2	25,551	(0.76)		1.52	(f)	13
2016	8.71	(0.02)		4.67	4.65	(0.29)	(0.29)	0.00	13.07	53.5	16,006	(0.12)		1.51	(f)	14
Class C
2021(d)	$18.99	$(0.07)		$(1.16)	$(1.23)	$—	$—	$0.00	$17.76	(6.5)%	$18,870	(0.75	)%(e)	2.24	%(e)	5%
2020	15.34	(0.25)		4.14	3.89	(0.24)	(0.24)	0.00	18.99	25.4	21,862	(1.33)		2.23		9
2019	10.77	(0.14)		4.75	4.61	(0.04)	(0.04)	0.00	15.34	42.8	13,110	(1.11)		2.30		16
2018	12.73	(0.13)		(1.83)	(1.96)	—	—	0.00	10.77	(15.4)	10,339	(1.19)		2.31		6
2017	12.08	(0.19)		0.84	0.65	—	—	0.00	12.73	5.4	15,657	(1.44)		2.27	(f)	13
2016	8.07	(0.11)		4.33	4.22	(0.21)	(0.21)	0.00	12.08	52.5	15,748	(0.83)		2.26	(f)	14
Class I
2021(d)	$21.14	$0.02		$(1.29)	$(1.27)	$—	$—	$0.00	$19.87	(6.0)%	$204,795	0.23	%(e)	1.24	%(e)	5%
2020	17.01	(0.07)		4.60	4.53	(0.40)	(0.40)	0.00	21.14	26.7	243,090	(0.33)		1.23		9
2019	11.91	(0.02)		5.30	5.28	(0.18)	(0.18)	0.00	17.01	44.3	137,178	(0.16)		1.30		16
2018	14.04	(0.02)		(2.04)	(2.06)	(0.07)	(0.07)	0.00	11.91	(14.7)	90,539	(0.19)		1.31		6
2017	13.29	(0.07)		0.93	0.86	(0.11)	(0.11)	0.00	14.04	6.5	110,867	(0.46)		1.27	(f)	13
2016	8.85	0.03		4.73	4.76	(0.32)	(0.32)	0.00	13.29	54.0	86,140	0.20		1.26	(f)	14

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method. (b) Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during all periods presented. For the six months ended June 30, 2021, the years ended December 31, 2019, 2018, and 2016, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.48%, 1.53%, 1.55%, and 1.50% (Class AAA and Class A), 2.23%, 2.28%, 2.30%, and 2.25%, (Class C), 1.23%, 1.28%, 1.30%, and 1.25%, (Class I), respectively. For the years ended December 31, 2020 and 2017, the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2021, unaudited.

(e)	Annualized.

(f)	During the years ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursements (allocated by relative net asset values of the Fund’s share classes) been included in the 2016 calculation, the annualized expense ratios would have been 1.43% (Class AAA and Class A), 2.18% (Class C), and 1.18% (Class I). The 2017 reimbursement had no effect on the expense ratio.

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.
Notes to Financial Statements (Unaudited)

1. Organization. Gabelli Gold Fund, Inc. was incorporated on May 13, 1994 in Maryland and commenced investment operations on July 11, 1994. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available

Gabelli Gold Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Gabelli Gold Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining
Asia/Pacific Rim	$56,597,894	—	$56,597,894
Europe	35,150,199	—	35,150,199
North America	285,723,468	$2,279,470	288,002,938
South Africa	11,728,435	—	11,728,435
Total Common Stocks	389,199,996	2,279,470	391,479,466

Warrants:
Metals and Mining
North America	105,000	538,193	643,193
U.S. Government Obligations	—	4,637,611	4,637,611
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$389,304,996	$7,455,274	$396,760,270

The Fund held no Level 3 investments at June 30, 2021 or December 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

Gabelli Gold Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from

Gabelli Gold Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

As of December 31, 2020, the tax character of distributions paid was ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2020, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period.

Gabelli Gold Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$8,180,647
Long term capital loss carryforward with no expiration	70,960,749
Total Capital Loss Carryforwards	$79,141,396

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$237,521,178	$170,027,075	$(10,787,983)	$159,239,092

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $22,189,529 and $57,075,623, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2021, the Distributor retained a total of $14,334 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

Gabelli Gold Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2021, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2021 was $1,731,309 with a weighted average interest rate of 1.12%. The maximum amount borrowed at any time during the six months ended June 30, 2021 was $12,940,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2021 and the year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli Gold Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,059,776	$21,083,858	3,922,886	$78,434,172
Shares issued upon reinvestment of distributions	—	—	133,442	2,744,823
Shares redeemed	(1,397,083)	(27,454,198)	(4,372,629)	(85,106,446)
Net decrease	(337,307)	$(6,370,340)	(316,301)	$(3,927,451)
Class A
Shares sold	188,446	$3,817,113	704,490	$14,952,723
Shares issued upon reinvestment of distributions	—	—	16,256	335,048
Shares redeemed	(181,913)	(3,503,922)	(599,794)	(11,171,637)
Net increase	6,533	$313,191	120,952	$4,116,134
Class C
Shares sold	123,043	$2,274,493	525,452	$10,192,426
Shares issued upon reinvestment of distributions	—	—	13,384	252,018
Shares redeemed	(211,720)	(3,810,429)	(242,299)	(4,582,282)
Net increase/(decrease)	(88,677)	$(1,535,936)	296,537	$5,862,162
Class I
Shares sold	2,894,611	$59,471,326	7,944,617	$162,501,977
Shares issued upon reinvestment of distributions	—	—	203,164	4,258,320
Shares redeemed	(4,085,650)	(81,207,804)	(4,714,526)	(93,836,390)
Net increase/(decrease)	(1,191,039)	$(21,736,478)	3,433,255	$72,923,907

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Liquidity Risk Management Program. In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

Gabelli Gold Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

At a meeting of the Board held on May 11, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Gold Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act, as amended, contemplates that the Board of the Fund, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not interested persons of the Fund, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with the Adviser for the Fund.

More specifically, at a meeting held on February 23, 2021, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1)	The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board also considered the recent addition of Christopher Mancini to the Fund’s portfolio management team. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

Gabelli Gold Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

2)	The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2020, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all retail and institutional precious metals equity funds (the Performance Peer Group). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for one year and five year periods, above the median for the ten year period and equal to the median for the three year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (Expense Peer Group). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Expense Peer Group.

The Board Members noted that the Fund’s advisory fee and expense ratio were above the median when compared with those of the Expense Peer Group. The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2020. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the

Gabelli Gold Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that, under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

GABELLI GOLD FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Christopher Mancini, CFA, joined the Firm in 2008 and is a research analyst in the industrials and materials sector with a focus on metals and mining. Previously he was a research analyst at Heyman Investments, R6 Capital Management, and Satellite Asset Management. An industry expert, Christopher has frequently been quoted in the Wall Street Journal, Reuters, and other industry leading publications and has appeared on broadcast news programs. Christopher holds a BA in economics from Boston College.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI GOLD FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Daniel E. Zucchi

President,

Daniel E. Zucchi Associates

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT, AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB008Q221SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Gold Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.